Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Income Securities Trust
Entity Central Index Key	0000789281
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000251008
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Class R6 Shares
Trading Symbol	ICBRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of July 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$31Footnote Reference1	0.45%
Footnote	Description
Footnote[1]	Based on operations for the period from July 1, 2024 to October 31, 2024. Expenses for the full year would be higher.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.45%
Performance Inception Date	Jul. 01, 2024
AssetsNet	$ 407,563,273
Holdings Count | Holding	525
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$407,563,273
Number of Investments	525
Portfolio Turnover	7%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.7%
Corporate Debt Securities	96.0%

Material Fund Change [Text Block]
C000024655
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Institutional Shares
Trading Symbol	FIIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 407,563,273
Holdings Count | Holding	525
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$407,563,273
Number of Investments	525
Portfolio Turnover	7%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.7%
Corporate Debt Securities	96.0%

Material Fund Change [Text Block]
C000024656
Shareholder Report [Line Items]
Fund Name	Federated Hermes Intermediate Corporate Bond Fund
Class Name	Service Shares
Trading Symbol	INISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Intermediate Corporate Bond Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$39	0.76%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.76%
AssetsNet	$ 407,563,273
Holdings Count | Holding	525
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$407,563,273
Number of Investments	525
Portfolio Turnover	7%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Cash Equivalents	3.7%
Corporate Debt Securities	96.0%

Material Fund Change [Text Block]
C000024660
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Class A Shares
Trading Symbol	FTIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$33	0.64%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,301,081,063
Holdings Count | Holding	392
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,301,081,063
Number of Investments	392
Portfolio Turnover	20%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.2%
Agency Risk Transfer Security	0.3%
Collaterized Mortgage Obligations	1.0%
High Yield Bond Core Fund	1.8%
U.S Treasury Securities	2.7%
Commerical Mortgage-Backed Securities	3.5%
Mortgage-Backed Securities	4.3%
Cash Equivalents	6.7%
Corporate Bonds	33.4%
Asset-Backed Securities	48.5%

Material Fund Change [Text Block]
C000024661
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Institutional Shares
Trading Symbol	FSTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
AssetsNet	$ 1,301,081,063
Holdings Count | Holding	392
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,301,081,063
Number of Investments	392
Portfolio Turnover	20%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.2%
Agency Risk Transfer Security	0.3%
Collaterized Mortgage Obligations	1.0%
High Yield Bond Core Fund	1.8%
U.S Treasury Securities	2.7%
Commerical Mortgage-Backed Securities	3.5%
Mortgage-Backed Securities	4.3%
Cash Equivalents	6.7%
Corporate Bonds	33.4%
Asset-Backed Securities	48.5%

Material Fund Change [Text Block]
C000176845
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Class R6 Shares
Trading Symbol	FSILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$17	0.34%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%
AssetsNet	$ 1,301,081,063
Holdings Count | Holding	392
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,301,081,063
Number of Investments	392
Portfolio Turnover	20%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.2%
Agency Risk Transfer Security	0.3%
Collaterized Mortgage Obligations	1.0%
High Yield Bond Core Fund	1.8%
U.S Treasury Securities	2.7%
Commerical Mortgage-Backed Securities	3.5%
Mortgage-Backed Securities	4.3%
Cash Equivalents	6.7%
Corporate Bonds	33.4%
Asset-Backed Securities	48.5%

Material Fund Change [Text Block]
C000024663
Shareholder Report [Line Items]
Fund Name	Federated Hermes Short-Term Income Fund
Class Name	Service Shares
Trading Symbol	FSTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Short-Term Income Fund (the "Fund") for the period of May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,301,081,063
Holdings Count | Holding	392
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets	$1,301,081,063
Number of Investments	392
Portfolio Turnover	20%

Holdings [Text Block]

Top Security Types (% of Net Assets)

Value	Value
Securities Lending Collateral	0.2%
Agency Risk Transfer Security	0.3%
Collaterized Mortgage Obligations	1.0%
High Yield Bond Core Fund	1.8%
U.S Treasury Securities	2.7%
Commerical Mortgage-Backed Securities	3.5%
Mortgage-Backed Securities	4.3%
Cash Equivalents	6.7%
Corporate Bonds	33.4%
Asset-Backed Securities	48.5%

Material Fund Change [Text Block]